Interest Rate Contracts - Narrative (Details)	Jul. 01, 2020 USD ($)	Mar. 10, 2020 USD ($) contract	Aug. 31, 2018 USD ($) swap_agreement	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 09, 2015 USD ($) swap_agreement
Derivative [Line Items]
Derivative notional amount					$ 850,000,000	$ 850,000,000
Income expected to be recognized in earnings in next 12 months				$ 13,800,000	2,800,000
Fair value of interest rate swap in a net asset liability position					24,146,000	$ 1,717,000
Interest Rate Swap Effective Date July 1, 2020, $425,000 Notional Amount
Derivative [Line Items]
Number of interest rate swap agreements executed | swap_agreement			4
Term of interest rate contracts			5 years
Derivative notional amount			$ 425,000,000
Interest Rate Swap
Derivative [Line Items]
Number of interest rate swap agreements executed		3	4				1
Term of interest rate contracts	5 years	5 years
Derivative notional amount	$ 425,000,000			750,000,000	850,000,000		$ 425,000,000
Fair value of interest rate swap in a net asset liability position				$ 58,852,000	$ 24,146,000
Interest Rate Swap, Effective March 10, 2020 - $150,000 Notional Amount, Interest Rate 0.83%
Derivative [Line Items]
Derivative notional amount		$ 150,000,000
Interest Rate Swap Effective Date July 1, 2020,$125,000 Notional Amount, Interest Rate 2.82%
Derivative [Line Items]
Derivative notional amount		100,000,000
Interest Rate Swap, Effective March 10, 2020 - $75,000 Notional Amount, Interest Rate 0.86%
Derivative [Line Items]
Derivative notional amount		$ 75,000,000